Commitments and contingencies (Details) shares in Millions			9 Months Ended
	Oct. 20, 2024 USD ($) shares	May 12, 2023	Sep. 30, 2026 USD ($)	Sep. 30, 2026 CAD ($)
Commitments and contingencies (Details) [Line Items]
Milestone payments				$ 120,000
Seeking damages	$ 700,000,000
Damages seeks, value.	$ 700,000,000
Number of shares sold during relevant period | shares	90
Lucid Ms And Lucid Psych [Member]
Commitments and contingencies (Details) [Line Items]
License maintenance fee				50,000
Minimum milestone payments			$ 0
Lucid Ms And Lucid Psych Top [Member]
Commitments and contingencies (Details) [Line Items]
Maximum milestone payments				$ 9,375,000
Drink Lab Inc [Member]
Commitments and contingencies (Details) [Line Items]
Description related to court dispute		On May 12, 2023, the Company announced that it had received a lawsuit filed in S.D. Fla. by GBB against the Company, alleging breach of a mutual non-disclosure agreement and misappropriation of trade secrets. GBB claimed that its assets were valued at US$53,047,000 as of August 30, 2022 (prior to the misappropriation and material breach).